Condensed Interim Consolidated Statements of Cash Flows (Unaudited) - USD ($)	9 Months Ended
	Jul. 31, 2026	Jul. 31, 2025
Operating activities
Net loss for the period	$ (6,809,527)	$ (3,169,141)
Adjustments for:
Amortization of intangible assets	8,193	8,193
Amortization of right-of-use asset	33,254	28,338
Interest on lease liability	3,252	3,204
Exchange rate differences	1,950	(1,205)
Changes in fair value of derivative warrant liabilities	(496,061)	(1,319,081)
Interest on convertible loans	886,310
Changes in fair value of short-term investments	(803,660)	292,390
Share-based compensation	1,676,844	690,250
Changes in working capital:
(Increase) decrease in other receivables	(110,407)	15,323
Increase in prepaid expenses	(62,573)	(70,527)
Increase in accounts payable and accrued liabilities	35,545	116,007
Decrease in amounts due to / from related parties	(146,619)	(42,422)
Net cash used in operating activities	(5,783,499)	(3,448,671)
Investing activities
Acquisition of short-term investment (Note 3)	(650,001)	(200,000)
Proceeds from sale of short-term investments (Note 3)	1,842	195,914
Exercise of warrants held as short-term investment (Note 3)	(780,000)
Changes in restricted cash		(13,498)
Net cash used in investing activities	(1,428,159)	(17,584)
Financing activities
Proceeds received from issuance of shares (Note 7c (i))	7,245,761
Proceeds received from convertible loans (Note 6)	7,875,000
Proceeds received from exercise of warrants (Notes 7c (ii, vii, ix))	246,691	415,086
Repayment of lease liabilities	(36,829)	(31,384)
Net cash generated from financing activities	15,330,623	383,702
Effect of foreign exchange rate changes on cash and cash equivalents	(6,813)	4,078
Net increase (decrease) in cash and cash equivalents	8,112,152	(3,078,475)
Cash and cash equivalents at beginning of period	3,923,058	6,573,813
Cash and cash equivalents at end of period	12,035,210	3,495,338
Supplementary disclosure of cash flow information:
Cash received as interest	213,635	108,536
Cash paid in respect of taxes	67,624	213,727
Cash paid as interest on lease liability		3,204
Non-cash financing and investing activities
Issuance of shares upon conversion of convertible loans (Notes 6,7c (viii))	8,899,559
Right of use assets obtained in exchange for lease liabilities	$ 186,966